Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,298)	$ (4,755)	$ (35,466)	$ (44,953)
Other comprehensive income (loss):
Foreign currency translation adjustments	12,331	(72,995)	21,299	(102,521)
Comprehensive income (loss)	$ 2,033	$ (77,750)	$ (14,167)	$ (147,474)